EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.05 - Schedule 5

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2018669	XXX		Loan Purpose	XXX	XXX	XXX
2018637	XXX		DSCR	XXX	XXX	XXX